Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
8.
Property, Plant and Equipment
A.
Reconciliation of carrying amount

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at December 31, 2023	19,064	3,274	53,747	98	76,183
Additions	206	153	1,007	—	1,366
Disposal	—	—	—	—	—
Transfers	100	1,267	(1,267)	—	100
Other	—	—	—	—	—
Depreciation for the period	(1,179)	(557)	(3,701)	—	(5,437)
Translation differences	2	32	375	—	409
Balance at June 30, 2024	18,193	4,169	50,161	98	72,621
Cost
At December 31, 2023	23,202	4,919	62,997	98	91,216
At June 30, 2024	23,510	6,371	63,112	98	93,091
Accumulated amortization
At December 31, 2023	(4,137)	(1,646)	(9,250)	—	(15,033)
At June 30, 2024	(5,316)	(2,203)	(12,951)	—	(20,470)

Additions to property, plant and equipment for the six months ended June 30, 2024 amounted to Euros 1,366 thousand, and primarily relates to the acquisition of machinery and tools for manufacturing plants.

As of June 30, 2024, additions to property, plant and equipment for which payment was still pending totaled Euros 955 thousand, as compared to Euros 5,849 thousand as of December 31, 2023.

The Group has items in use that were fully depreciated as of June 30, 2024 for an amount of Euros 139 thousand as compared to 85 Euros as of December 31, 2023.

Other information

The Group has obtained insurance policies that cover the carrying amount of its property, plant and equipment.

Capital expenditure commitments amounted to Euros 623 thousand as of June 30, 2024, compared to Euros 775 thousand as of December 31, 2023. These commitments mainly relate to the acquisition of tools and machinery.

There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets.

The Group had no restrictions on the sale of its property, plant and equipment and no pledge existed on these assets, at June 30, 2024 and December 31, 2023, respectively, except for the leasehold improvement which cannot be realized and which totaled Euros 23,510 thousand as of June 30, 2024 as compared to Euros 23,202 thousand at December 31, 2023.